                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /   (a)

             or fiscal year ending: 12/31/17  (b)

Is this a transition report? (Y or N):   N
                                        ---

Is this an amendment to a previous filing? (Y or N):   N
                                                      ---

Those items or sub-items with a box "|_|" after the item number

1.  A)    Registrant Name: PHL Variable Accumulation Account II

    B)    File Number: 811-22146

    C)    Telephone Number: (518) 479-8353

2.  A)    Street: One American Row

    B)    City: Hartford       C) State: CT       D) Zip Code: 06103

          Zip Ext.:2899

    E)    Foreign Country:                           Foreign Postal Code:

3.  Is this the first filing on this form by the Registrant?(Y or N)  N
                                                                     ---
4.  Is this the last filing on this form by the Registrant? (Y or N)  N
                                                                     ---
5.  Is Registrant a small business investment company (SBIC)? (Y or N)  N
                                                                       ---
    (If answer is "Y" (Yes), complete only items 89 through 110.)

6.  Is Registrant a unit investment trust (UIT)? (Y or N)  Y
                                                          ---
    (If answer is "Y" (Yes), complete only items 111 through 132.)

111.  A.  |_| Depositor Name: PHL Variable Insurance Company.

      B.  |_| File Number (If any): 8-45491

      C.  |_| City: Hartford         State: CT         Zip Code: 06115

      ZipExt.:

      |_| Foreign Country:                     Foreign Postal Code:

112.  A.  |_| Sponsor Name:

      B.  |_| File Number (If any):

      C.  |_| City:                  State:            Zip Code:

      ZipExt.: |_| Foreign Country:            Foreign Postal Code:

113.  A.  |_| Trustee Name:

      B.  |_| File Number (If any):

      C.  |_| City:                  State:            Zip Code:

      ZipExt.:

      |_| Foreign Country:                     Foreign Postal Code:

114.  A.  |_| Principal Underwriter Name: 1851 Securities Inc.

      B.  |_| File Number (If any):

      C.  |_| City Hartford     State: CT             Zip Code: 06115

      Zip Ext.: 0480

      |_| Foreign Country:                 Foreign Postal Code:

115.  A.  |_| Independent Public Account Name: BDO Seidman, LLP

      B.  |_| City: New York       State: NY       Zip Code: 10017

      Zip Ext.:

      |_| Foreign Country:                 Foreign Postal Code:

116.  Family of investment companies information:

      A.  |_| Is Registrant part of a family of investment companies? Y
                                                                     ---
                                                                     Y/N

      B.  |_| Identify the family in 10 letters: P H O E N I X - I P
                                                 - - - - - - - - - -

       (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

 117  A.  |_| Is Registrant a separate account of an insurance company? Y
                                                                       ---
                                                                       Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  |_| Variable annuity contracts? (Y/N) Y
                                               ---
                                               Y/N

      C.  |_| Scheduled premium variable life contracts? N
                                                        ---
                                                        Y/N

      D.  |_| Flexible premium variable life contracts? N
                                                       ---
                                                       Y/N

      E. |_| Other types of insurance products registered under the Securities Act of 1933? N
                        ---
                        Y/N

118. |_| State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1
                                                       ----

119. |_| State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0
                                                              ----

120. |_| State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0
                                                         ----

121. |_| State the number of series for which a current prospectus was in existence at the end of the period. 0
                                   ----

122. |_| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.
                                                                      ----

123. |_| State the total value of additional units considered in answering item 119 ($000's omitted). $
                       ----

124. |_| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $
                  ----

125. |_| State the total dollar amount of sales loads collected (before allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                             ----

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $
                                                     ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of Total Assets  Total Income
                                          Series     ($000's     Distributions
                                         Investing   omitted)   ($000'somitted)
                                         --------- ------------ ---------------
A. U.S. Treasury direct

B. U.S. Government

C. State or municipal tax-

D. Public utility

E. Brokers or dealers debt or debt of brokers' or dealers'

F. All other corporate intermed. & long-term debt

G. All other corporate short-term

H. Equity securities of brokers or dealers or parents of brokers or dealers

I. Investment company equity securities

J. All other equity securities           26         $3,028             $109
                                         --         ---------         --------
K. Other securities

L. Total assets of all series of registrant         $3,028             $109

128.|_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer?   N
                                                           ---
                                                           Y/N
           (If answer is "N" (No), go to item 131.)

129.  |_|  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

           (If answer is "N" (No), go to item 131.)

130.  |_|  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  Total expenses incurred by all series of Registrant during the current
        reporting period ($000's omitted)   $0
                                          -------

132   |_|  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-           811-           811-           811-

           811-           811-           811-           811-

           811-           811-           811-           811-

SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of Hartford and State of Connecticut on the February 23rd 2018.

                     PHL VARIABLE ACCUMULATION ACCOUNT II
                    --------------------------------------
                                  Registrant

Witness  /s/ Laura E. Santino
         --------------------------

By:  /s/ William Moorcroft
     --------------------------
William Moorcroft
Second Vice President and Chief Compliance Officer
PHL Variable Insurance Company